JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Auto Components — 0.8%
Fox Factory Holding Corp. *	480	35,692

Automobiles — 0.9%
Winnebago Industries, Inc.	829	42,811

Banks — 0.7%
First Financial Bankshares, Inc.	1,176	32,825

Biotechnology — 18.9%
ACADIA Pharmaceuticals, Inc. * (a)	474	19,560
ADC Therapeutics SA (Switzerland) * (a)	904	29,824
Alector, Inc. *	646	6,802
Allogene Therapeutics, Inc. * (a)	513	19,331
Amicus Therapeutics, Inc. *	3,362	47,476
Arrowhead Pharmaceuticals, Inc. *	657	28,281
Atara Biotherapeutics, Inc. * (a)	2,215	28,701
Avrobio, Inc. * (a)	1,542	20,078
Biohaven Pharmaceutical Holding Co. Ltd. * (a)	693	45,022
Blueprint Medicines Corp. * (a)	602	55,839
Bridgebio Pharma, Inc. * (a)	745	27,967
Coherus Biosciences, Inc. * (a)	2,096	38,433
FibroGen, Inc. * (a)	843	34,651
G1 Therapeutics, Inc. * (a)	1,015	11,728
Generation Bio Co. * (a)	339	10,483
Global Blood Therapeutics, Inc. * (a)	387	21,339
Halozyme Therapeutics, Inc. *	2,234	58,713
Heron Therapeutics, Inc. * (a)	1,708	25,318
Homology Medicines, Inc. *	1,143	12,226
Intercept Pharmaceuticals, Inc. * (a)	392	16,262
Mirati Therapeutics, Inc. *	169	28,009
Natera, Inc. *	1,209	87,372
Orchard Therapeutics plc, ADR (United Kingdom) * (a)	1,392	5,721
REGENXBIO, Inc. *	591	16,251
Relay Therapeutics, Inc. * (a)	781	33,262
REVOLUTION Medicines, Inc. * (a)	663	23,055
Rubius Therapeutics, Inc. * (a)	1,414	7,085
Sage Therapeutics, Inc. *	617	37,685
Twist Bioscience Corp. * (a)	916	69,570
Viela Bio, Inc. * (a)	663	18,605

		884,649

Building Products — 4.7%
Advanced Drainage Systems, Inc.	1,344	83,920
AZEK Co., Inc. (The) *	510	17,747
Simpson Manufacturing Co., Inc. (a)	651	63,272
Trex Co., Inc. * (a)	732	52,421

		217,360

Capital Markets — 1.4%
Evercore, Inc., Class A	579	37,931
Focus Financial Partners, Inc., Class A *	817	26,802

		64,733

Commercial Services & Supplies — 1.3%
MSA Safety, Inc. (a)	447	60,004

Communications Equipment — 0.6%
Ciena Corp. *	651	25,851

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc. * (a)	208	31,604

Diversified Telecommunication Services — 1.4%
Bandwidth, Inc., Class A * (a)	364	63,513

Electronic Equipment, Instruments & Components — 1.7%
Itron, Inc. * (a)	521	31,625
Littelfuse, Inc.	278	49,340

		80,965

Equity Real Estate Investment Trusts (REITs) — 1.7%
CubeSmart	752	24,288
EastGroup Properties, Inc.	173	22,419
Terreno Realty Corp.	560	30,650

		77,357

Food & Staples Retailing — 2.9%
BJ’s Wholesale Club Holdings, Inc. *	1,013	42,070
Grocery Outlet Holding Corp. *	1,111	43,700
Performance Food Group Co. *	1,450	50,213

		135,983

Food Products — 1.5%
Freshpet, Inc. *	639	71,323

Health Care Equipment & Supplies — 4.7%
iRhythm Technologies, Inc. *	371	88,338
Nevro Corp. * (a)	437	60,910
Outset Medical, Inc. * (a)	184	9,215
Shockwave Medical, Inc. *	783	59,346

		217,809

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc. * (a)	893	26,329
Amedisys, Inc. *	247	58,413
Oak Street Health, Inc. *	339	18,090

		102,832

Health Care Technology — 1.7%
Accolade, Inc. * (a)	837	32,517
American Well Corp., Class A *	761	22,547
Evolent Health, Inc., Class A * (a)	1,929	23,936

		79,000

Hotels, Restaurants & Leisure — 3.0%
Boyd Gaming Corp. (a)	1,664	51,056
Planet Fitness, Inc., Class A *	400	24,678
Texas Roadhouse, Inc.	1,083	65,812

		141,546

Household Durables — 2.3%
Helen of Troy Ltd. *	355	68,653
TRI Pointe Group, Inc. *	2,191	39,753

		108,406

Industrial Conglomerates — 0.7%
Carlisle Cos., Inc.	254	31,102

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Insurance — 1.9%
eHealth, Inc. * (a)	309	24,443
Lemonade, Inc. * (a)	422	20,974
Palomar Holdings, Inc. * (a)	187	19,446
Selectquote, Inc. * (a)	1,270	25,710

		90,573

Internet & Direct Marketing Retail — 1.1%
Farfetch Ltd., Class A (United Kingdom) * (a)	1,172	29,492
RealReal, Inc. (The) * (a)	1,502	21,740

		51,232

IT Services — 1.5%
I3 Verticals, Inc., Class A * (a)	777	19,616
ManTech International Corp., Class A	725	49,949

		69,565

Life Sciences Tools & Services — 1.5%
Adaptive Biotechnologies Corp. *	244	11,884
Berkeley Lights, Inc. * (a)	346	26,423
Personalis, Inc. *	1,522	32,987

		71,294

Machinery — 3.3%
Graco, Inc.	611	37,472
ITT, Inc.	859	50,695
John Bean Technologies Corp. (a)	700	64,319

		152,486

Media — 1.2%
New York Times Co. (The), Class A	1,280	54,782

Multiline Retail — 0.8%
Ollie’s Bargain Outlet Holdings, Inc. * (a)	438	38,296

Pharmaceuticals — 2.2%
Arvinas, Inc. * (a)	687	16,211
MyoKardia, Inc. *	212	28,926
Revance Therapeutics, Inc. * (a)	1,551	38,987
TherapeuticsMD, Inc. *	5,918	9,350
Tricida, Inc. * (a)	841	7,618

		101,092

Professional Services — 0.6%
FTI Consulting, Inc. *	271	28,680

Road & Rail — 1.3%
Saia, Inc. *	472	59,479

Semiconductors & Semiconductor Equipment — 8.2%
Cree, Inc. * (a)	499	31,784
Enphase Energy, Inc. *	782	64,580
Entegris, Inc.	896	66,619
Inphi Corp. *	607	68,131
MKS Instruments, Inc.	491	53,681
Semtech Corp. * (a)	740	39,202
SolarEdge Technologies, Inc. *	250	59,539

		383,536

Software — 13.4%
Anaplan, Inc. *	757	47,394
Avalara, Inc. *	222	28,255
Bill.Com Holdings, Inc. * (a)	294	29,503
Blackline, Inc. * (a)	609	54,564
CyberArk Software Ltd. *	342	35,380
Duck Creek Technologies, Inc. * (a)	727	33,023
Elastic NV * (a)	519	55,996
Envestnet, Inc. *	778	60,047
Everbridge, Inc. * (a)	397	49,923
Globant SA (Argentina) *	234	41,903
Jamf Holding Corp. * (a)	240	9,017
JFrog Ltd. (Israel) * (a)	234	19,804
Medallia, Inc. * (a)	1,043	28,586
nCino, Inc. * (a)	117	9,324
Ping Identity Holding Corp. *	972	30,337
Proofpoint, Inc. *	194	20,450
Smartsheet, Inc., Class A * (a)	930	45,981
Vertex, Inc., Class A * (a)	384	8,825
Zendesk, Inc. *	182	18,704

		627,016

Specialty Retail — 4.9%
Aaron’s, Inc.	499	28,295
Floor & Decor Holdings, Inc., Class A *	441	32,951
Lithia Motors, Inc., Class A (a)	320	73,016
National Vision Holdings, Inc. * (a)	2,000	76,478
Vroom, Inc. * (a)	369	19,114

		229,854

Technology Hardware, Storage & Peripherals — 0.5%
Corsair Gaming, Inc. * (a)	1,270	25,528

Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	521	28,694
Rush Enterprises, Inc., Class A (a)	675	34,119
SiteOne Landscape Supply, Inc. *	491	59,926

		122,739

TOTAL COMMON STOCKS (Cost $3,318,395)		4,611,517

	No. of Rights (000)
RIGHTS — 0.0% (b)
Biotechnology — 0.0% (b)
Clementia Pharmaceuticals, Inc. (Canada) * ‡ (Cost $—)	927	—	(c)

	Shares (000)
SHORT-TERM INVESTMENTS — 10.0%
INVESTMENT COMPANIES — 1.4%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (d) (e) (Cost $66,229)	66,207	66,254

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 8.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (d) (e)	347,974	348,043
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (d) (e)	51,924	51,924

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $400,002)		399,967

TOTAL SHORT-TERM INVESTMENTS (Cost $466,231)		466,221

Total Investments — 108.8% (Cost $3,784,626)		5,077,738
Liabilities in Excess of Other Assets — (8.8)%		(408,984)

Net Assets — 100.0%		4,668,754

Percentages indicated are based on net assets.

Abbreviations

ADR	American Depositary Receipt

(a)	The security or a portion of this security is on loan at September 30, 2020. The total value of securities on loan at September 30, 2020 is approximately $390,830,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks	$4,611,517	$—	$—		$4,611,517
Rights	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	66,254	—	—		66,254
Investment of cash collateral from securities loaned	399,967	—	—		399,967

Total Short-Term Investments	466,221	—	—		466,221

Total Investments in Securities	$5,077,738	$—	$—	(a)	$5,077,738

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a)(b)	$123,428	$434,341	$491,500	$(5)	$(10)	$66,254	66,207	$57	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.29% (a)(b)	284,105	409,000	345,001	(24)	(37)	348,043	347,974	304	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a)(b)	32,903	166,994	147,973	—	—	51,924	51,924	9	—

Total	$440,436	$1,010,335	$984,474	$(29)	$(47)	$466,221		$370	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.